Rental Expense Under Operating Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 02, 2015	May. 03, 2014	Apr. 27, 2013
Operating Leased Assets [Line Items]
Minimum rentals	$ 419,602	$ 424,952	$ 413,751
Percentage rentals	108,315	98,467	101,960
Operating Leases, Rent Expense, Net, Total	$ 527,917	$ 523,419	$ 515,711